Benefit Plans (BankUnited, FSB and Subsidiaries)	7 Months Ended
May 21, 2009
BankUnited, FSB and Subsidiaries
Benefit Plans

Note 13 Benefit Plans

BankUnited 401(k) Plan

        The Bank sponsors a 401(k) profit sharing plan (the "401(k) Plan") for eligible employees. Under the terms of the 401(k) Plan, eligible employees may contribute up to the limits set by law. Employees are eligible to participate in the plan after one month of service and the Bank's matching contributions begin vesting after two years of service at the rate of 25% per year up to 100% by the fifth year of service. The Bank makes matching contributions to the 401(k) Plan equal to 75% of the eligible employee pre-tax contribution up to 6% of salary. The matching contributions are made in the form of cash and allocated to the 401(k) Plan participants' investments. For the period from October 1, 2008 through May 21, 2009 and for the fiscal year ended September 30, 2008, the Bank made matching contributions of approximately $1.4 million and $2.4 million, respectively.